LIBERTY - STEIN ROE FUNDS INVESTMENT TRUST
Stein Roe Balanced Fund
Stein Roe Asia Pacific Fund
Liberty Growth Investor Fund (including Stein Roe Growth Investor Fund, Class S) Stein Roe Growth Stock Fund
Liberty Midcap Growth Fund (including Stein Roe Midcap Growth Fund, Class S Stein Roe Focus Fund (including Liberty Focus Fund, Class A)
Stein Roe Capital Opportunities Fund (including
 Liberty Capital Opportunities Fund, Class A)
Stein Roe Small Company Growth Fund (including
 Liberty Small Company Growth Fund, Class A)
Stein Roe Young Investor Fund
Stein Roe International Fund
Liberty Value Opportunities Fund (including Stein
 Roe Growth & Income Fund, Class S)
Stein Roe Disciplined Stock Fund

LIBERTY - STEIN ROE FUNDS MUNICIPAL TRUST
Stein Roe Intermediate Municipals Fund
Stein Roe High-Yield Municipals Fund (including
 Liberty High Income Municipals Fund, Class A)
Stein Roe Municipal Money Market Fund
Stein Roe Managed Municipals Fund

LIBERTY - STEIN ROE FUNDS TRUST
Stein Roe Institutional Client High Yield Fund

LIBERTY - STEIN ROE ADVISOR TRUST
Liberty Young Investor Fund
Liberty Growth Stock Fund
Stein Roe Advisor High - Yield Municipals Fund
Stein Roe Advisor Intermediate Bond Fund

LIBERTY - STEIN ROE FUNDS INCOME TRUST
Stein Roe Income Fund (including Liberty Income Bond Fund, Class A)
Stein Roe Intermediate Bond Fund (including Liberty Intermediate Bond
 Fund, Class A)
Stein Roe High Yield Fund (including Liberty High Yield Bond Fund, Class A) Stein Roe Cash Reserves Fund

LIBERTY FLOATING RATE FUND


The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as the "Trusts."

               Supplement to Statements of Additional Information

Special Meetings of Shareholders of the Funds (Meetings) were held on December 27, 2000. At the Meetings, each of Richard W. Lowry, Salvatore Macera, William
E. Mayer, John J. Neuhauser and Anne-Lee Verville were elected as new trustees of the Trusts. As a result, each Fund's Statement of Additional Information is amended to include the following information on new trustees:


                              Position held
Name, Age; Address            With the Trust      Principal occupation(s) during past five years
------------------            --------------      ----------------------------------------------

Richard W. Lowry, 64             Trustee          Private Investor since 1987 (formerly Chairman and
10701 Charleston Drive                            Chief Executive Officer, U.S. Plywood Corporation
Vero Beach, FL 32963                              (building products manufacturer)).

Salvatore Macera, 69             Trustee          Private Investor since 1981 (formerly Executive Vice
26 Little Neck Lane                               President and Director of Itek Corporation
New Seabury, MA  02649                            (electronics)).

William E. Mayer(1), 60          Trustee           Partner, Park Avenue Equity Partners (venture capital)
500 Park Avenue, 5th Floor                         since November, 1996; Dean, College of Business and
New York, NY 10022                                 Management, University of Maryland prior thereto;
                                                   Director, Johns Manville (building
                                                   products manufacturer), Lee Enterprises (print
                                                   and on-line media) and WR Hambrecht + Co (financial
                                                   service provider).

John J.  Neuhauser,  57          Trustee           Academic Vice  President and Dean of Faculties,
                                                   Boston 84 College Road College since August, 1999; Dean,
                                                   Boston College Chestnut Hill, MA 02467-3838 School
                                                   of Management prior thereto.

Thomas E. Stitzel, 64            Trustee           Business Consultant since 1999; Professor of Finance
2208 Tawny Woods Place                             and Dean prior thereto, College of Business, Boise
Boise, ID  83706                                   State University prior thereto; Chartered Financial
                                                   Analyst.

Anne-Lee Verville, 54            Trustee           Consultant since 1997; General Manager, Global
359 Stickney Hill Road                             Education Industry prior thereto (formerly President,
Hopkinton, NH  03229                               Applications Solutions Division, IBM Corporation
                                                   (global education and global applications)).

(1) Mr. Mayer is an "interested person," as defined in the Investment Company Act of 1940 (1940 Act) because he is a Director of WR Hambrecht + Co. (a registered broker-dealer).

The Board of Trustees consists of the six new trustees as well as the current trustees, Ms. Kelly and Messrs. Hacker, Nelson and Theobald. Messrs. Bacon, Boyd and Cook did not stand for reelection and retired on December 27, 2000.

The following table sets forth the compensation paid to Ms. Verville and Messrs. Lowry, Macera, Mayer, Neuhauser and Stitzel in their capacities as Trustees of the Liberty Funds complex(2):

                           Total Compensation From the Fund Complex Paid to the
  Trustee                Trustees for the Calendar Year Ended December 31, 1999
  -------                ------------------------------------------------------

  Mr. Lowry                                  $ 97,000
  Mr. Macera                                   95,000
  Mr. Mayer                                   101,000
  Mr. Neuhauser                               101,252
  Mr. Stitzel                                  95,000
  Ms. Verville                                 96,000


(2) At December 31, 1999, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds Group - Boston and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (together, the Fund Complex).





DIR-35/523E-0101                                               January 16, 2001